LAND USE RIGHTS - NET	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS - NET

8.	LAND USE RIGHTS – NET

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Land use rights
Cost	358,585	300,207	49,591
Less: Accumulated amortization	(23,538)	(27,763)	(4,586)

	335,047	272,444	45,005

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC where the Group’s premises are located.

As of December 31, 2013, land use rights with a net book value of RMB32,681,000 (US$5,398,517) was pledged for short-term bank borrowings of RMB195,668,000 (US$32,322,051) (Note 11). As of December 31, 2012, land use rights with a net book value of RMB56,076,000 was pledged for short-term bank borrowings of RMB498,148,000 and long-term bank borrowings of RMB540,930,000 (Note 11).

The amortization expense for the years ended December 31, 2011, 2012 and 2013 was RMB5,495,000, RMB7,044,000 and RMB6,268,000 (US$1,035,400), respectively. For each of the next five years, the estimated annual amortization expense of land use rights is RMB6,167,000 (US$1,018,716).